T. ROWE PRICE Equity Income Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.3%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.4%
AT&T  2,380,000 56,239
Verizon Communications  350,000 17,829
74,068
Entertainment 1.1%
Walt Disney (1) 1,535,000 210,541
210,541
Media 3.0%
Comcast, Class A  6,070,000 284,197
Fox, Class B  2,160,000 78,365
News, Class A  9,690,000 214,634
577,196
Total Communication Services 861,805
CONSUMER DISCRETIONARY 2.7%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands (1) 3,370,000 130,992
130,992
Leisure Products 0.7%
Mattel (1) 5,860,000 130,151
130,151
Multiline Retail 0.7%
Kohl's  2,240,000 135,430
135,430
Specialty Retail 0.6%
TJX  1,990,000 120,554
120,554
Total Consumer Discretionary 517,127
CONSUMER STAPLES 6.5%
Beverages 0.6%
Coca-Cola  1,770,000 109,740
109,740
Food & Staples Retailing 0.5%
Walmart  695,000 103,499
103,499
Food Products 2.8%
Conagra Brands  7,490,000 251,439

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Mondelez International, Class A  260,000 16,323
Tyson Foods, Class A  3,105,000 278,301
546,063
Household Products 1.4%
Kimberly-Clark  2,150,000 264,794
264,794
Tobacco 1.2%
Altria Group  450,000 23,512
Philip Morris International  2,335,000 219,350
242,862
Total Consumer Staples 1,266,958
ENERGY 6.6%
Oil, Gas & Consumable Fuels 6.6%
Chevron  245,000 39,893
Enbridge  380,000 17,514
EOG Resources  1,645,000 196,133
Exxon Mobil  2,460,000 203,171
Hess  830,000 88,843
Occidental Petroleum  1,240,000 70,358
Targa Resources  140,000 10,566
TC Energy  3,870,000 218,346
TotalEnergies (EUR)  6,890,000 348,631
TotalEnergies, ADR  1,990,000 100,575
Total Energy 1,294,030
FINANCIALS 21.4%
Banks 7.6%
Bank of America  2,430,000 100,165
Citigroup  1,900,000 101,460
Fifth Third Bancorp  5,450,000 234,568
Huntington Bancshares  15,075,000 220,397
JPMorgan Chase  810,000 110,419
PNC Financial Services Group  330,000 60,868
Wells Fargo  13,600,000 659,056
1,486,933
Capital Markets 3.9%
Bank of New York Mellon  380,000 18,859
Charles Schwab  1,320,000 111,289
Franklin Resources  580,000 16,194
Goldman Sachs Group  665,000 219,517
Morgan Stanley  1,710,000 149,454
Raymond James Financial  125,000 13,739

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
State Street  2,560,000 223,027
752,079
Diversified Financial Services 1.2%
Equitable Holdings  7,420,000 229,352
229,352
Insurance 8.7%
American International Group  8,300,000 520,991
Chubb  1,710,000 365,769
Hartford Financial Services Group  1,270,000 91,199
Loews  5,140,000 333,175
Marsh & McLennan  165,000 28,119
MetLife  5,150,000 361,942
1,701,195
Total Financials 4,169,559
HEALTH CARE 17.5%
Biotechnology 2.5%
AbbVie  2,650,000 429,592
Biogen (1) 180,000 37,908
Gilead Sciences  360,000 21,402
488,902
Health Care Equipment & Supplies 3.7%
Becton Dickinson & Company  1,200,000 319,200
Medtronic  2,380,000 264,061
Zimmer Biomet Holdings  1,070,000 136,853
720,114
Health Care Providers & Services 6.5%
Anthem  970,000 476,483
Cardinal Health  1,700,000 96,390
Centene (1) 1,510,000 127,127
Cigna  850,000 203,668
CVS Health  2,550,000 258,086
UnitedHealth Group  195,000 99,444
1,261,198
Pharmaceuticals 4.8%
AstraZeneca, ADR  1,480,000 98,183
GlaxoSmithKline (GBP)  980,000 21,204
Johnson & Johnson  1,390,000 246,350
Merck  1,820,000 149,331
Organon  81,000 2,830
Pfizer  4,260,000 220,540
Sanofi (EUR)  1,155,000 118,087

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Sanofi, ADR  1,330,000 68,282
924,807
Total Health Care 3,395,021
INDUSTRIALS & BUSINESS SERVICES 10.5%
Aerospace & Defense 2.5%
Boeing (1) 850,000 162,775
L3Harris Technologies  1,325,000 329,223
491,998
Air Freight & Logistics 2.6%
United Parcel Service, Class B  2,345,000 502,909
502,909
Airlines 0.3%
Southwest Airlines (1) 1,180,000 54,044
54,044
Commercial Services & Supplies 0.8%
Stericycle (1) 2,730,000 160,852
160,852
Industrial Conglomerates 3.4%
3M  230,000 34,242
General Electric  5,360,000 490,440
Siemens (EUR)  945,000 130,852
655,534
Machinery 0.5%
Flowserve  510,000 18,309
PACCAR  995,000 87,630
105,939
Professional Services 0.4%
Nielsen Holdings  2,830,000 77,089
77,089
Total Industrials & Business Services 2,048,365
INFORMATION TECHNOLOGY 8.2%
Communications Equipment 0.5%
Cisco Systems  1,660,000 92,562
92,562
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  430,000 56,321
56,321

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 0.6%
Fiserv (1) 1,085,000 110,019
110,019
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials  1,290,000 170,022
NXP Semiconductors  245,000 45,344
QUALCOMM  3,105,000 474,506
Texas Instruments  1,145,000 210,085
899,957
Software 2.2%
Citrix Systems  1,420,000 143,278
Microsoft  920,000 283,645
426,923
Total Information Technology 1,585,782
MATERIALS 5.3%
Chemicals 3.7%
Akzo Nobel (EUR)  675,000 57,997
CF Industries Holdings  4,090,000 421,515
DuPont de Nemours  160,000 11,773
International Flavors & Fragrances  1,490,000 195,682
RPM International  461,467 37,582
724,549
Containers & Packaging 1.6%
International Paper  6,960,000 321,204
321,204
Total Materials 1,045,753
REAL ESTATE 4.5%
Equity Real Estate Investment Trusts 4.5%
Equity Residential, REIT  3,325,000 298,984
Rayonier, REIT  3,820,000 157,078
Vornado Realty Trust, REIT  540,000 24,473
Welltower, REIT  800,000 76,912
Weyerhaeuser, REIT  8,320,000 315,328
Total Real Estate 872,775
UTILITIES 8.6%
Electric Utilities 3.5%
NextEra Energy  1,185,000 100,381
Southern  6,880,000 498,869
Xcel Energy  1,260,000 90,934
690,184

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities 5.1%
Ameren  1,375,000 128,920
Dominion Energy  2,535,000 215,399
NiSource  7,430,000 236,274
Sempra Energy  2,395,000 402,647
983,240
Total Utilities 1,673,424
Total Miscellaneous Common Stocks  0.0% (2) 2,444
Total Common Stocks (Cost $12,177,328) 18,733,043
CONVERTIBLE PREFERRED STOCKS 1.4%
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  1,330,000 70,184
Total Health Care 70,184
UTILITIES 1.0%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  1,137,750 59,343
Southern, Series A, 6.75%, 8/1/22  1,481,000 80,262
139,605
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  525,000 62,209
62,209
Total Utilities 201,814
Total Convertible Preferred Stocks (Cost $248,860) 271,998
PREFERRED STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.9%
Volkswagen (EUR)  985,000 169,274
Total Consumer Discretionary 169,274
Total Preferred Stocks (Cost $169,228) 169,274

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 259,445,757 259,446
Total Short-Term Investments (Cost $259,446) 259,446
Total Investments in Securities 99.9%
(Cost $12,854,862) $ 19,433,761
Other Assets Less Liabilities 0.1% 20,568
Net Assets 100.0% $ 19,454,329
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ 85 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 278,124 ¤ ¤ $ 259,446 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $85 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $259,446.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Income Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Equity Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,056,272  $ 676,771  $ —  $ 18,733,043
Convertible Preferred
Stocks —  271,998  —  271,998
Preferred Stocks —  169,274  —  169,274
Short-Term Investments 259,446  —  —  259,446
Total $ 18,315,718  $ 1,118,043  $ —  $ 19,433,761

T. ROWE PRICE Equity Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F71-054Q1 03/22